Consolidated Statements of Changes in Stockholders' Equity and Comprehensive Income (USD $) In Thousands, except Share data	Total USD ($)	Related Party Transactions USD ($)	Private Placement USD ($)	Business Combination USD ($)	Extinguishment of notes payable All Other USD ($)	Extinguishment of notes payable Related Party USD ($)	Common Stock USD ($)	Common Stock Related Party Transactions USD ($)	Common Stock Private Placement USD ($)	Common Stock Option Exercise	Common Stock Cashless	Common Stock Business Combination USD ($)	Common Stock Extinguishment of notes payable All Other	Common Stock Extinguishment of notes payable Related Party	Additional Paid-In Capital USD ($)	Additional Paid-In Capital Related Party Transactions USD ($)	Additional Paid-In Capital Private Placement USD ($)	Additional Paid-In Capital Business Combination USD ($)	Additional Paid-In Capital Extinguishment of notes payable All Other USD ($)	Additional Paid-In Capital Extinguishment of notes payable Related Party USD ($)	Accumulated Deficit USD ($)	Accumulated Other Comprehensive Loss USD ($)	Comprehensive Income USD ($)
Beginning Balance at Dec. 31, 2009	$ 55,532						$ 15								$ 87,926						$ (32,393)	$ (16)
Beginning Balance (in shares) at Dec. 31, 2009							15,405,570
Shares issued (in shares)								45,000
Shares issued		146						1								145
Share-based compensation expense (in shares)							298,000
Share-based compensation expense	1,181														1,181
Adjustment to the accounting for warrants issued	200														200
Foreign currency translation adjustments	(486)																					(486)	(486)
Unrealized gain (loss) on cash flow hedges, net of taxes of $(23) in 2011 and $100 in 2010	(168)																					(168)	(168)
Net income	2,613																				2,613		2,613
Comprehensive income																							1,959
Ending Balance at Dec. 31, 2010	59,018						16								89,452						(29,780)	(670)
Ending Balance (in shares) at Dec. 31, 2010							15,748,570
Shares issued (in shares)									871,823	450	6,060	846,355	483,046	253,288
Shares issued			3,432	3,000	2,212	1,160			1			1					3,431	2,999	2,212	1,160
Repurchase and retirement of common stock (in shares)							(28,114)
Repurchase and retirement of common stock	(134)														(134)
Share-based compensation expense (in shares)							129,750
Share-based compensation expense	1,207														1,207
Adjustment to the accounting for warrants issued	7														7
Foreign currency translation adjustments	(67)																					(67)	(67)
Unrealized gain (loss) on cash flow hedges, net of taxes of $(23) in 2011 and $100 in 2010	41																					41	41
Net income	327																				327		327
Comprehensive income																							301
Ending Balance at Dec. 31, 2011	$ 70,203						$ 18								$ 100,334						$ (29,453)	$ (696)
Ending Balance (in shares) at Dec. 31, 2011							18,311,228